Employee Benefits - Summary of Remeasurements of Employee Benefit Plans (Detail) - Net benefit cost recognized in consolidated statements of accumulated other comprehensive income [member] - MXN ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Amount accumulated in other comprehensive income as of the beginning of the period, net of tax	$ 892	$ 966	$ 810
Actuarial losses arising from exchange rates	(21)	(2)	123
Remeasurements during the year, net of tax	221	295	288
Actuarial gains and (losses) arising from changes in financial assumptions	(617)	(367)	(255)
Amount accumulated in other comprehensive income as of the end of the period, net of tax	$ 475	$ 892	$ 966